Other Financial Instruments, Derivatives and Currency Risk - Summary of Outstanding Notes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 U.S. dollar denominated Senior Secured Notes Due 2018 [Member] USD ($)	Dec. 31, 2012 Floating Rate Secured Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Notes due 2013 [Member] EUR (€)	Dec. 31, 2012 Floating Rate Secured Notes 2013 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Revolving Credit Facility Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2019 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan Due In 2020 [Member] USD ($)
Principal amount - fixed	$ 422
Principal amount - variable		$ 616	€ 142	$ 58	$ 491	$ 494	$ 230	$ 471	$ 500
Current coupon rate - fixed	9.75%
Current coupon rate - variable		5.81%	2.96%	3.09%	4.50%	5.50%	2.71%	5.25%	4.75%
Maturity date	2018	2016	2013	2013	2017	2017	2017	2019	2020